Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Cash flows from operating activities:
Net loss	$ (79,824)	$ (210,820)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	175	781
Amortization of debt issuance costs	9,747	87
Amortization of discount on convertible notes	2,126	2,958
Warrants issued for legal settlement		3,663
Finance charges related to surety bond backstop agreement	4,885	6,585
Loss on derivatives	8,750
Loss on induced conversion	5,312	37,381
Inducement interest expense and non-cash finance charges		6,691
Change in fair value of derivative liabilities	6
Inventory charge	20,633	73,490
Stock-based compensation	4,275	6,239
Changes in operating assets and liabilities:
Decrease (increase) in inventories		2,060
(Increase) decrease in prepaid expenses and other assets	1,902	(4,125)
Decrease in accounts payable and accrued expenses	(3,097)	(2,713)
Net cash used in operating activities	(25,110)	(77,723)
Cash flows from financing activities:
Proceeds from warrant transactions, net of offering costs	2,807	5,390
Proceeds from sale of common stock and warrants, net of issuance costs	25,786	41,195
Proceeds from warrant exercises	439	1,036
Proceeds from convertible note and warrant issuances, net of issuance costs	895
Proceeds from stock option exercises		390
Net cash provided by financing activities	29,927	48,011
Net change in cash and restricted cash	4,817	(29,712)
Cash at beginning of fiscal year	4,231	33,943
Cash and restricted cash at end of fiscal year	9,048	4,231
Cash and restricted cash consisted of the following:
Cash	2,541	4,231
Restricted cash	6,507
Total cash and restricted cash	9,048	4,231
Supplemental disclosure:
Cash paid for interest	19	63
Non-cash investing and financing transactions:
Derivative liability associated with warrants	8,750
Issuance of common stock for principal and interest of convertible notes	4,000	31,000
Accrued dividends on Series C and D convertible preferred stock	1,490	1,636
Cashless exercise of warrants		1
Dividend paid in common stock on Series B and C convertible preferred stock conversions	159	305
Warrants issued to placement agent, recorded in additional paid-in capital	7,640	3,597
Warrants issued for surety bond backstop agreement	4,885	$ 6,585
Deemed dividend due to equity modifications, recorded in additional paid-in capital	$ 5,417